Risks and Financial Instruments - Summary of foreign exchange hedging instruments designated as fair value hedge (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Ipiranga [member]
Disclosure of detailed information about hedges [line items]
Notional amount | $										$ 341,074				$ 309,113				$ 188,621
Result of hedging instruments - gain/(loss) - R$	R$ (62,064)		R$ (891,223)		R$ (129,670)
Adjustment of inventory fair value - US$ | $		$ 61,625		$ 34,126		$ (4,352)
Foreign exchange hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount | $										$ 206,067				$ 221,339				$ 175,000
Result of hedging instruments - gain/(loss) - R$	(223,555)		(142,863)		21,812
Fair value adjustment of debt - R$	(3,768)		28,000		47,064
Financial result of the debt - R$	R$ 117,983		R$ 28,291		R$ (105,059)
Average effective cost - DI %	110.00%	110.00%	107.00%	107.00%	105.00%	105.00%
Foreign exchange swap two [member]
Disclosure of detailed information about hedges [line items]
Notional amount | €							€ 22,480				€ 9,709				€ 0
Result of hedging instruments - gain/(loss) - R$	R$ (23,304)		R$ 2,573		R$ 0
Fair value adjustment of debt - R$	230		(8)		0
Financial result of the debt - R$	R$ 2,756		R$ 0		R$ 0
Average effective cost - DI %	112.00%	112.00%	112.00%	112.00%	0.00%	0.00%
Foreign exchange swap three [member] | Ipiranga [member]
Disclosure of detailed information about hedges [line items]
Notional amount | ¥								¥ 12,564,393				¥ 0				¥ 0
Result of hedging instruments - gain/(loss) - R$	R$ (130,726)		R$ 0		R$ 0
Fair value adjustment of debt - R$	(4,775)		0		0
Financial result of the debt - R$	R$ 63,670		R$ 0		R$ 0
Average effective cost - DI %	109.00%	109.00%	0.00%	0.00%	0.00%	0.00%
Interest rate hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount									R$ 3,226,054				R$ 3,226,054				R$ 2,226,054
Result of hedging instruments - gain/(loss) - R$	R$ 262,920		R$ (143,762)		R$ (17,922)
Fair value adjustment of debt - R$	(313,641)		(44,312)		166,374
Financial result of the debt - R$	R$ (353,080)		R$ (293,955)		R$ (245,710)
Average effective cost - DI %	102.90%	102.90%	102.90%	102.90%	102.00%	102.00%
Interest rate swap contract one [member]
Disclosure of detailed information about hedges [line items]
Notional amount									R$ 615,791				R$ 90,000				R$ 90,000
Result of hedging instruments - gain/(loss) - R$	R$ 8,074		R$ (5,069)		R$ (10,088)
Fair value adjustment of debt - R$	(10,163)		(486)		11,756
Financial result of the debt - R$	R$ (16,637)		R$ (6,330)		R$ (5,914)
Average effective cost - DI %	103.60%	103.60%	99.90%	99.90%	99.90%	99.90%